(Losses) Earnings Per Share	12 Months Ended
Dec. 31, 2018
(Losses) Earnings Per Share
20.	(LOSSES) EARNINGS PER SHARE

Basic and diluted (losses) earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2016	2017	2018
	Ordinary shares	Ordinary shares	Class A ordinary shares	Class A ordinary shares	Class B ordinary shares	Class B ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
(Losses) Earnings per share — basic
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc.	(80,525)	1,348,194	366,171	53,257	800,738	116,463
Accretion of redeemable noncontrolling interests	—	(13,451)	(11,834)	(1,721)	(25,880)	(3,764)
Dilution effect arising from share-based awards issued by subsidiaries	—	—	(4)	(1)	(10)	(1)
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(80,525)	1,334,743	354,333	51,535	774,848	112,698

Denominator:
Weighted average number of ordinary shares outstanding	1,387,254,551	1,394,303,326	440,283,682	440,283,682	962,805,927	962,805,927

(Losses) Earnings per share — basic	(0.0580)	0.9573	0.8048	0.1171	0.8048	0.1171

(Losses) Earnings per share — diluted
Numerator:
Net (loss) income attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(80,525)	1,334,743	374,411	54,456	754,770	109,777
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares	—	—	754,770	109,777	—	—

Net (loss) income attributable to ordinary shareholders	(80,525)	1,334,743	1,129,181	164,233	754,770	109,777

Denominator:
Weighted average ordinary shares outstanding	1,387,254,551	1,394,303,326	440,283,682	440,283,682	962,805,927	962,805,927
Dilutive effect of Share-based awards	—	30,851,512	37,325,240	37,325,240	—	—
Conversion of Class B into Class A ordinary shares	—	—	962,805,927	962,805,927	—	—

Denominator used for (losses) earnings per share	1,387,254,551	1,425,154,838	1,440,414,849	1,440,414,849	962,805,927	962,805,927

(Losses) Earnings per share — diluted	(0.0580)	0.9366	0.7839	0.1140	0.7839	0.1140

Earnings (Losses) per ADS:
Denominator used for (losses) earnings per ADS — basic	138,725,455	139,430,333	44,028,368	44,028,368
Denominator used for (losses) earnings per ADS — diluted	138,725,455	142,515,484	144,041,485	144,041,485
(Losses) Earnings per ADS — basic	(0.5805)	9.5728	8.0478	1.1705

(Losses) Earnings per ADS — diluted	(0.5805)	9.3656	7.8393	1.1402

The Group did not include certain restricted shares and restricted shares with an option feature in the computation of diluted (losses) earnings per share for the years ended December 31, 2017 and 2018 because those restricted shares and restricted shares with an option were anti-dilutive for (losses) earnings per share for the respective years.